Capital assets - Change in Vermilion's capital assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Capital assets [Line Items]
Balance at January 1	$ 5,691,522
Balance at December 31	4,882,509	$ 5,691,522
Property, plant and equipment	4,882,509	5,691,522
Capital assets [Member]
Disclosure of Capital assets [Line Items]
Balance at January 1	5,691,522	4,824,195
Acquisitions	836,295	572,535
Dispositions	(676,471)
Additions	569,110	528,056
Increase in right-of-use assets	3,103	13,871
Transfers from exploration and evaluation assets	40,521	1,223
Impairment (expense) reversal	(1,016,094)	192,094
Depletion and depreciation	(699,343)	(546,381)
Changes in asset retirement obligations	138,239	65,462
Foreign exchange	(4,373)	40,467
Balance at December 31	4,882,509	5,691,522
Property, plant and equipment	4,882,509	5,691,522
Capital assets [Member] | Cost
Disclosure of Capital assets [Line Items]
Balance at January 1	12,058,520
Balance at December 31	12,966,256	12,058,520
Property, plant and equipment	12,966,256	12,058,520
Capital assets [Member] | Accumulated depletion, depreciation, and impairment
Disclosure of Capital assets [Line Items]
Balance at January 1	(6,366,998)
Balance at December 31	(8,083,747)	(6,366,998)
Property, plant and equipment	$ (8,083,747)	$ (6,366,998)